Schedule of borrowings (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Current:
- Bank overdraft	$ 48,251	$ 61,371
- Lease liabilities	1,619,426	2,059,748	28,500
- Bank borrowings			2,677,856
Borrowings Current	1,667,677	2,121,119	2,706,356
Non-current:
- Lease liabilities	1,020,801	1,298,357
- Bank borrowings			1,583,434
Borrowings Non-Current	1,020,801	1,298,357	1,583,434
Borrowings	$ 2,688,478	$ 3,419,476	$ 4,289,790